Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2025
Expenses by Nature [Abstract]
Schedule of Expenses by Nature
	For the year ended December 31,
	2023	2024	2025	2025
	RM	RM	RM	Convenience Translation USD
Employee benefit expenses
- Director emoluments	536,770	678,306	1,011,040	249,117
- Staff costs	4,086,584	2,704,655	2,351,151	579,315
- Employer Contribution to Defined Contribution Plan	465,845	277,719	212,975	52,476
- Employer Contribution to Insurance Scheme	24,522	16,434	15,118	3,726
Depreciation of plant and equipment	1,639,079	1,687,992	3,575,849	881,076
Amortization of ROU	102,379	55,256	214,646	52,888
Provision on expected credit loss	90,205	-	1,229,403	302,921
Provision for warranty	459,420	202,929	-	-
Provision on reinstatement cost	-	-	25,296	6,233